Annual Fund Operating Expenses - PIMCO Inflation PLUS Active Exchange-Traded Fund	Feb. 18, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 31, 2027
PIMCO Inflation PLUS Active Exchange-Traded Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.08%	[1]
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	0.08%	[2]
Net Expenses (as a percentage of Assets)	0.25%

[1]	“Other Expenses” reflect estimated expenses for the Fund’s first fiscal year.
[2]
Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through October 31, 2027, to waive its management fee, or reimburse the Fund, to the extent that organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided that organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustees’ fees, plus recoupment, do not exceed the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit).